Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Assets pledged, collateral received and assets transferred

17	Assets pledged, collateral received and assets transferred
Assets pledged

Financial assets pledged as collateral
		2018	2017
	Footnotes	$m	$m
Treasury bills and other eligible securities		11,470	10,183
Loans and advances to banks	1	151	14,518
Loans and advances to customers	1	51,659	68,336
Debt securities		95,210	96,245
Equity securities		22,510	33,209
Other	1	34,028	2,743
Assets pledged at 31 Dec	2	215,028	225,234

1 Settlement accounts, cash collateral and margin receivables included within 'Loans and advances to banks' and 'Loans and advances to customers' were reclassified from ‘Trading assets’ to ‘Other assets’ on 1 January 2018. Comparative data has not been restated.
2 Information regarding the effects of adoption of IFRS 9 can be found in Note 37.
Assets pledged as collateral include all assets categorised as encumbered in the disclosure on page 72 of the Pillar 3 Disclosures at 31 December 2018.
The amount of assets pledged to secure liabilities may be greater than the book value of assets utilised as collateral. For example, in the case of securitisations and covered bonds, the amount of liabilities issued plus mandatory over-collateralisation is less than the book value of the pool of assets available for use as collateral. This is also the case where assets are placed with a custodian or a settlement agent that has a floating charge over all the assets placed to secure any liabilities under settlement accounts.
These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and borrowing, repurchase agreements and derivative margining. HSBC places both cash and non-cash collateral in relation to derivative transactions.

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2018	2017
	$m	$m
Trading assets	76,121	70,117
Financial investments	15,741	13,581
At 31 Dec	91,862	83,698
Collateral received
The fair value of assets accepted as collateral, relating primarily to standard securities lending, reverse repurchase agreements, swaps of securities and derivative margining, that HSBC is permitted to sell or repledge in the absence of default was $482,818m (2017: $387,678m). The fair value of any such collateral sold or repledged was $350,848m (2017: $243,531m).
HSBC is obliged to return equivalent securities. These transactions are conducted under terms that are usual and customary to standard securities lending, reverse repurchase agreements and derivative margining.
Assets transferred
The assets pledged include transfers to third parties that do not qualify for derecognition, notably secured borrowings such as debt securities held by counterparties as collateral under repurchase agreements and equity securities lent under securities lending agreements, as well as swaps of equity and debt securities. For secured borrowings, the transferred asset collateral continues to be recognised in full and a related liability, reflecting the Group’s obligation to repurchase the assets for a fixed price at a future date, is also recognised on the balance sheet. Where securities are swapped, the transferred asset continues to be recognised in full. There is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Group is unable to use, sell or pledge the transferred assets for the duration of the transaction, and remains exposed to interest rate risk and credit risk on these pledged assets. With the exception of ‘Other sales’ in the table below, the counterparty’s recourse is not limited to the transferred assets.

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:		Fair value of:
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	$m	$m	$m	$m	$m
At 31 Dec 2018
Repurchase agreements	62,216	60,361
Securities lending agreements	32,486	2,426
Other sales (recourse to transferred assets only)	2,647	2,647	2,625	2,630	(5)

At 31 Dec 2017
Repurchase agreements	55,510	52,093
Securities lending agreements	33,878	3,324
Other sales (recourse to transferred assets only)	2,387	2,388	2,377	2,378	(1)